Guarantee Deposits (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Guarantee Deposits

	December 31, 2016	December 31, 2017
	NT$	NT$
	(In Millions)	(In Millions)
Capacity guarantee	$20,929.3	$13,346.6
Receivables guarantee	5,560.0	2,427.5
Others	181.3	306.5

	$26,670.6	$16,080.6

Current portion (classified under accrued expenses and other current liabilities)	$12,000.2	$8,493.8
Noncurrent portion	14,670.4	7,586.8

	$26,670.6	$16,080.6